Decommissioning Liabilities - Schedule of Reconciliation of the Decommissioning Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Decommissioning Liabilities [Abstract]
Balance, beginning of year	$ 17,444	$ 8,449
Acquisitions		12,483
Liabilities incurred	134	27
Change in estimates	1,645	(5,801)
Decommissioning costs incurred	(1,133)
Accretion expense	1,832	2,286
Balance, end of year	$ 19,922	$ 17,444